Discontinued Operations Discontinued Operations (Narrative) (Details) (Red Lobster, USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2014 Restaurant	May 25, 2014	May 25, 2014
Red Lobster
Disposal Group, Including Discontinued Operation, Consideration	$ 2,110,000,000
Number of restaurants closed	2
Impairment of long-lived assets to be disposed of		7,400,000	7,600,000
Separation-related costs		$ 20,700,000